Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Schedule of short-term debt
December 31, ($ in millions) 2023 2022
Short-term debt (weighted-average

interest rate of
5.1 % and 1.9%, respectively) 87 1,448
Current maturities of long-term

debt
(weighted-average nominal

interest rate of
1.5 % and 0.5%, respectively) 2,520 1,087
Total 2,607 2,535

Schedule of long-term debt
2023 2022
December 31,
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

2,907 1.3% 4.8% 3,459 0.4% 2.8%
Fixed rate

4,834 2.6% 2.7% 2,771 2.2% 2.2%
7,741 6,230
Current portion of long-term

debt

(2,520) 1.5% 3.7% (1,087) 0.5% 1.5%
Total 5,221 5,143

Schedule of principal amounts of long-term debt repayable at maturity	($ in millions) 2024 2,507 2025 187 2026 389 2027 1,062 2028 562 Thereafter 3,037 Total 7,744
Schedule of outstanding bonds
2023 2022
December 31, (in millions)
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
Bonds:
0.625
% EUR Instruments, due

2023
EUR 700 $ 742
0 % CHF Bonds, due 2023 CHF 275 $ 298
0.625
% EUR Instruments, due

2024
EUR 700 $ 768 EUR 700 $ 720
Floating Rate EUR

Instruments, due 2024
EUR 500 $ 554 EUR 500 $ 536
0.75
% EUR Instruments, due

2024
EUR 750 $ 819 EUR 750 $ 769
0.3 % CHF Bonds, due 2024 CHF 280 $ 335 CHF 280 $ 303
2.1 % CHF Bonds, due 2025 CHF 150 $ 179 CHF 150 $ 162
1.965 % CHF Bonds, due 2026 CHF 325 $ 387
3.25
% EUR Instruments, due

2027
EUR 500 $ 551
0.75 % CHF Bonds, due 2027 CHF 425 $ 507 CHF 425 $ 460
3.8 % USD Notes, due 2028 (2) USD 383 $ 382 USD 383 $ 381
1.9775 % CHF Bonds, due 2028 CHF 150 $ 179
1.0 % CHF Bonds, due 2029 CHF 170 $ 203 CHF 170 $ 184
0
% EUR Instruments, due

2030
EUR 800 $ 749 EUR 800 $ 677
2.375 % CHF Bonds, due 2030 CHF 150 $ 178 CHF 150 $ 162
3.375
% EUR Instruments, due

2031
EUR 750 $ 818
2.1125 % CHF Bonds, due 2033 CHF 275 $ 327
4.375 % USD Notes, due 2042 (2) USD 609 $ 591 USD 609 $ 590
Total $ 7,527 $ 5,984
(1)

USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge
accounting,

where appropriate.
(2)

Prior to completing a cash tender offer in 2020, the

original principal amount outstanding, on

each of the
3.8 % USD Notes, due 2028, and
the 4.375 % USD Notes, due 2042, was $ 750

million.